Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Schedule of Interest Rate Swaps

As of September 29, 2013, the Company had the following interest rate swaps that were designated as cash flow hedges of interest rate risk:

Product	Number of Instruments	Current Notional Amount	Fixed Rate Range	Index	Trade Dates	Maturity Dates
Interest Rate Swaps	14	$1,333,000	0.76% – 2.97%	USD-LIBOR-BBA	Apr 2013	Apr 2014 – Apr 2020

As of December 30, 2012, the Company had the following interest rate swaps that were designated as cash flow hedges of interest rate risk:

Product	Number of Instruments	Notional Amount	Fixed Rate Range	Index	Trade Dates	Maturity Dates
Interest Rate Swaps	2	$900,000	0.58%	USD-LIBOR-BBA	Aug 2011	Apr 2014

Schedule of Foreign Currency Exchange Contracts

As of September 29, 2013, the Company had the following foreign currency exchange contracts (in aggregate) that were designated as cash flow hedges of foreign exchange risk:

Product	Number of Instruments	Notional Sold in Aggregate in (“CAD”)	Notional Purchased in Aggregate in (“USD”)	USD to CAD Exchange Rates	Trade Date	Maturity Dates
CAD Forward	4	$14,600	$14,729	0.990 – 0.993	Sep 2012	Oct 2013 – Dec 2013

As of December 30, 2012, the Company had the following foreign currency exchange contracts (in aggregate) that were designated as cash flow hedges of foreign exchange risk:

Product	Number of Instruments	Notional Sold in Aggregate in (“CAD”)	Notional Purchased in Aggregate in (“USD”)	USD to CAD Exchange Rates	Trade Date	Maturity Dates
CAD Forward	12	$45,550	$46,136	0.982—0.993	Sep 2012	Feb 2013— Dec 2013

Schedule of derivative instruments not designated in qualifying hedging relationships

As of September 29, 2013, the Company had the following derivative instruments that were not designated in qualifying hedging relationships:

Commodity Contracts	Number of Instruments	Notional Amount	Price/Index	Trade Dates	Maturity Dates
Diesel Fuel Contracts	2	2,016,158 Gallons	$3.75 – $3.93 per Gallon	April 2013	December 2013

As of December 30, 2012, the Company had the following derivative instruments that were not designated in qualifying hedging relationships:

Commodity Contracts	Number of Instruments	Notional Amount	Price/Index	Trade Dates	Maturity Dates
Diesel Fuel Contracts	4	8,712,304 Gallons	$3.64—$4.09 per Gallon	Sep 2011— June 2012	Jan 2013— June 2013
Corn Contracts	2	765,000 Bushels	$7.82—$7.85 per Bushel	Sep 2012	Feb 2013— Apr 2013

Schedule of the fair value of derivatives financial instruments as well as their Consolidated Balance Sheets classification

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification in the Consolidated Balance Sheets as of September 29, 2013 and December 30, 2012.

	Tabular Disclosure of Fair Values of Derivative Instruments
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value as of September 29, 2013	Balance Sheet Location	Fair Value as of September 29, 2013
Derivatives designated as hedging instruments
Interest Rate Contracts	Other assets, net	$25,065	Accrued liabilities	$62
Foreign Exchange Contracts	Other current assets	573

Total derivatives designated as hedging instruments		$25,638		$62

Derivatives not designated as hedging instruments
Interest Rate Contracts			Accrued liabilities	$1,280
Commodity Contracts	Other current assets	133

Total derivatives not designated as hedging instruments		$133		$1,280

	Balance Sheet Location	Fair Value as of December 30, 2012	Balance Sheet Location	Fair Value as of December 30, 2012
Derivatives designated as hedging instruments
Interest Rate Contracts			Other long-term liabilities	$3,807
Foreign Exchange Contracts	Other current assets	$605
	Other assets, net	33

Total derivatives designated as hedging instruments		$638		$3,807

Derivatives not designated as hedging instruments
Commodity Contracts	Other current assets	$525	Accrued liabilities	$682

Total derivatives not designated as hedging instruments		$525		$682

The table below presents the fair value of the Company’s derivative financial instruments as well as their classification in the Consolidated Balance Sheets as of December 30, 2012 and December 25, 2011.

	Tabular Disclosure of Fair Values of Derivative Instruments
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value as of December 30, 2012	Balance Sheet Location	Fair Value as of December 30, 2012
Derivatives designated as hedging instruments
Interest Rate Contracts		$—	Other long-term liabilities	$3,807
Foreign Exchange Contracts	Other current assets	605		—
	Other assets, net	33		—

Total derivatives designated as hedging instruments		$638		$3,807

Derivatives not designated as hedging instruments
Commodity Contracts	Other current assets	525	Accrued liabilities	682

Total derivatives not designated as hedging instruments		$525		$682

	Balance Sheet Location	Fair Value as of December 25, 2011	Balance Sheet Location	Fair Value as of December 25, 2011
Derivatives designated as hedging instruments
Interest Rate Contracts	Other assets, net	$1,335	Accrued liabilities	$7,836
Foreign Exchange Contracts	Other current assets	931		—

Total derivatives designated as hedging instruments		$2,266		$7,836

Derivatives not designated as hedging instruments
Commodity Contracts	Other current assets	$142	Accrued liabilities	$1,615

Total derivatives not designated as hedging instruments		$142		$1,615

Schedule of derivative financial instruments on the Consolidated Statements of Operations and Accumulated other comprehensive (loss) earnings

The table below presents the effect of the Company’s derivative financial instruments in the Consolidated Statements of Operations and Accumulated other comprehensive loss (“AOCL”) for the three and nine months ended September 29, 2013 and September 23, 2012.

Tabular Disclosure of the Effect of Derivative Instruments

Gain/(Loss)
Derivatives in Cash Flow Hedging Relationships	Recognized in AOCL on Derivative (Effective Portion)	Effective portion reclassified from AOCL to:	Reclassified from AOCL into Earnings (Effective Portion)		Ineffective portion recognized in Earnings in:	Recognized in Earnings on Derivative (Ineffective Portion)
Interest Rate Contracts	$(4,158)	Interest expense	$(15	)(a)	Interest expense	$(18)
Foreign Exchange Contracts	(551)	Cost of products sold	454		Cost of products sold	(15)

Three months ended September 29, 2013	$(4,709)		$439			$(33)

Interest Rate Contracts	$24,548	Interest expense	$(3,961	)(a)	Interest expense	$8
Foreign Exchange Contracts	1,079	Cost of products sold	1,136		Cost of products sold	(8)

Nine months ended September 29, 2013	$25,627		$(2,825)			$—

Interest Rate Contracts	$(1,445)	Interest expense	$(1,067)		Interest expense	$(207)
Foreign Exchange Contracts	(1,177)	Cost of products sold	(107)		Cost of products sold	19

Three months ended September 23, 2012	$(2,622)		$(1,174)			$(188)

Interest Rate Contracts	$(6,822)	Interest expense	$(9,394)		Interest expense	$(208)
Foreign Exchange Contracts	(1,346)	Cost of products sold	95		Cost of products sold	(8)

Nine months ended September 23, 2012	$(8,168)		$(9,299)			$(216)

Derivatives Not Designated as Hedging Instruments	Recognized in Earnings in:	Recognized in Earnings on Derivative
Commodity Contracts	Cost of products sold	$304
Interest Rate Contracts	Interest expense	(209)

Three months ended September 29, 2013		$95

Commodity Contracts	Cost of products sold	$208
Interest Rate Contracts	Interest expense	(44)

Nine months ended September 29, 2013		$164

Commodity Contracts	Cost of products sold	$2,785

Three months ended September 23, 2012		$2,785

Commodity Contracts	Cost of products sold	$419

Nine months ended September 23, 2012		$419

(a)	Includes $2.8 million of accelerated reclassifications out of AOCL.

The table below presents the effect of the Company’s derivative financial instruments in the Consolidated Statements of Operations and Accumulated other comprehensive loss (“AOCL”) for the fiscal years ended December 30, 2012 and December 25, 2011.

Tabular Disclosure of the Effect of Derivative Instruments

Gain/(Loss)
Derivatives in Cash Flow Hedging Relationships	Recognized in AOCL on Derivative (Effective Portion)	Effective portion reclassified from AOCL to:	Reclassified from AOCL into Earnings (Effective Portion)	Ineffective portion recognized in Earnings in:	Recognized in Earnings on Derivative (Ineffective Portion)
Interest Rate Contracts	$(7,028)	Interest expense	$(10,290)	Interest expense	$(241)
Foreign Exchange Contracts	(289)	Cost of products sold	(4)	Cost of products sold	(8)

Fiscal year ended December 30, 2012	$(7,317)		$(10,294)		$(249)

Interest Rate Contracts	$(3,364)	Interest expense	$(25,465)	Interest expense	$(9)
Foreign Exchange Contracts	(24)	Cost of products sold	(1,781)	Cost of products sold	274

Fiscal year ended December 25, 2011	$(3,388)		$(27,246)		$265

Interest Rate Contracts	$(22,773)	Interest expense	$(20,409)	Interest expense	$(568)
Foreign Exchange Contracts	(1,792)	Cost of products sold	(3,214)	Cost of products sold	(238)

Fiscal year ended December 26, 2010	$(24,565)		$(23,623)		$(806)

Derivatives Not Designated as Hedging Instruments		Recognized in Earnings in:	Recognized in Earnings on Derivative
Commodity Contracts		Cost of products sold	$(97)

Fiscal year ended December 30, 2012			$(97)

Commodity Contracts		Cost of products sold	$(1,337)

Fiscal year ended December 25, 2011			$(1,337)

Commodity Contracts		Cost of products sold	$(1,215)

Fiscal year ended December 26, 2010			$(1,215)

Schedule of aggregate fair values of derivatives that contain credit risk-related contingent features

The table below summarizes the aggregate fair values of those derivatives that contain credit risk-related contingent features as of September 29, 2013 and December 30, 2012.

September 29, 2013

Asset/(Liability)
Counterparty	Contract Type	Termination Value	Performance Risk Adjustment	Accrued Interest	Fair Value (excluding interest)
Barclays	Interest Rate Contracts	$10,054	$232	$(146)	$10,432
	Commodity Contracts	133	—	—	133
Bank of America	Interest Rate Contracts	9,916	99	—	10,015
Credit Suisse	Interest Rate Contracts	3,105	101	(71)	3,277
	Foreign Exchange Contracts	574	—	—	574

Total		$23,782	$432	$(217)	$24,431

December 30, 2012

Asset/(Liability)
Counterparty	Contract Type	Termination Value	Performance Risk Adjustment	Accrued Interest	Fair Value (excluding interest)
Barclays	Interest Rate Contracts	$(2,063)	$31	$(128)	$(1,904)
	Commodity Contracts	(158)	—	—	(158)
Credit Suisse	Interest Rate Contracts	(2,063)	32	(128)	(1,903)
	Foreign Exchange Contracts	636	3	—	639

Total		$(3,648)	$66	$(256)	$(3,326)

The table below summarizes the aggregate fair values of those derivatives that contain credit risk-related contingent features as of December 30, 2012 and December 25, 2011.

December 30, 2012

Asset/(Liability)
Counterparty	Contract Type	Termination Value	Performance Risk Adjustment	Accrued Interest	Fair Value (excluding interest)
Barclays	Interest Rate Contracts	$(2,063)	$31	$(128)	$(1,904)
	Foreign Exchange Contracts	—	—	—	—
	Commodity Contracts	(158)	—	—	(158)
Credit Suisse	Interest Rate Contracts	(2,063)	32	(128)	(1,903)
	Foreign Exchange Contracts	636	3	—	639

Total		$(3,648)	$66	$(256)	$(3,326)

December 25, 2011

Asset/(Liability)
Counterparty	Contract Type	Termination Value	Performance Risk Adjustment	Accrued Interest	Fair Value (excluding interest)
Barclays	Interest Rate Contracts	$(7,766)	$65	$(1,600)	$(6,101)
	Foreign Exchange Contracts	754	1	—	755
	Commodity Contracts	(1,473)	—	—	(1,473)
Credit Suisse	Interest Rate Contracts	(784)	38	(346)	(400)
	Foreign Exchange Contracts	176	—	—	176

Total		$(9,093)	$104	$(1,946)	$(7,043)